LEASES - Supplemental balance sheet information related to operating lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LEASES
Operating lease right-of-use assets	¥ 5,937,063	$ 813,519	¥ 5,186,855
Operating lease liabilities - current	2,343,387	321,100	1,851,310
Operating lease liabilities - non-current	3,330,529	456,362	3,114,855
Total operating lease liabilities	¥ 5,673,916	$ 777,462	¥ 4,966,165